Consolidated balance sheets - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current assets [abstract]
Property, plant and equipment	$ 10,380	$ 9,458
Right-of-use assets	1,446	1,415
Goodwill	25,553	24,756
Intangible assets other than goodwill	29,240	26,915
Investments in associated companies	92	119
Deferred tax assets	5,202	4,359
Financial assets	2,069	2,015
Other non-current assets	4,474	3,505
Total non-current assets	78,456	72,542
Current assets [abstract]
Inventories	6,307	5,723
Trade receivables	9,056	7,423
Income tax receivables	120	133
Marketable securities, commodities, time deposits and derivative financial instruments	344	1,998
Cash and cash equivalents	6,656	11,459
Other current assets	3,456	2,968
Total current assets	25,939	29,704
Total assets	104,395	102,246
Equity [abstract]
Share capital	766	793
Treasury shares	(33)	(53)
Reserves	41,252	43,306
Equity attributable to Novartis AG shareholders	41,985	44,046
Non-controlling interests	69	80
Total equity	42,054	44,126
Non-current liabilities [abstract]
Financial debts	22,470	21,366
Lease liabilities	1,594	1,568
Deferred tax liabilities	2,321	2,419
Provisions and other non-current liabilities	4,242	4,075
Total non-current liabilities	30,627	29,428
Current liabilities [abstract]
Trade payables	4,506	4,572
Financial debts and derivative financial instruments	8,314	8,232
Lease liabilities	259	235
Current income tax liabilities	2,826	1,599
Provisions and other current liabilities	15,809	14,054
Total current liabilities	31,714	28,692
Total liabilities	62,341	58,120
Total equity and liabilities	$ 104,395	$ 102,246